Exhibit 99.1

Payment Date:	11/24/2015	GE Equipment Transportation LLC
Closing Date:	10/30/2013	SERIES 2013-2
Next Payment Date:	12/24/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	10/25/2021

Note Payment Detail

in Dollars

					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Amount	Total	Class Balance

Class A-1	36163G AA9	0.26000%	170,000,000.00	0.00	0.00	0.00	0.00	0.00
Class A-2	36163G AB7	0.61000%	224,000,000.00	0.00	0.00	0.00	0.00	0.00
Class A-3	36163G AC5	0.92000%	196,000,000.00	149,049,935.38	15,911,933.13	114,271.62	16,026,204.75	133,138,002.25
Class A-4	36163G AD3	1.30000%	106,500,000.00	106,500,000.00	0.00	115,375.00	115,375.00	106,500,000.00
Class B	36163G AE1	1.82000%	25,000,000.00	25,000,000.00	0.00	37,916.67	37,916.67	25,000,000.00
Class C	36163G AF8	2.21000%	25,076,000.00	25,076,000.00	0.00	46,181.63	46,181.63	25,076,000.00
TOTALS			746,576,000.00	305,625,935.38	15,911,933.13	313,744.92	16,225,678.05	289,714,002.25

Factor Information per $1,000 of Original Face Value

		Beginning				Ending Principal
Class	CUSIP	Principal Factor	Principal	Interest	Total	Factor

Class A-1	36163G AA9	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
Class A-2	36163G AB7	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
Class A-3	36163G AC5	760.4588540	81.1833323	0.5830185	81.7663508	679.2755217
Class A-4	36163G AD3	1000.0000000	0.0000000	1.0833333	1.0833333	1000.0000000
Class B	36163G AE1	1000.0000000	0.0000000	1.5166668	1.5166668	1000.0000000
Class C	36163G AF8	1000.0000000	0.0000000	1.8416665	1.8416665	1000.0000000
TOTALS		409.3701584	21.3132128	0.4202451	21.7334579	388.0569456

Factor Information per $1,000 of Original Face Value - Fees
Servicing Fee	0.2945279
Servicer Advances	0.0000000
Administration Fees	0.0003349

1

Payment Date:	11/24/2015	GE Equipment Transportation LLC
Closing Date:	10/30/2013	SERIES 2013-2
Next Payment Date:	12/24/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	10/25/2021

Funding of the Collection Account

(i)	Principal Payments Received on Loans	14,388,908.72

(ii)	Interest Payments Received on Loans	1,516,182.99

(iii)	Payments Received on Leases	729,063.40

(iv)	Recoveries	416.31

(v)	Purchase Amount of Receivables and related Equipment that became Purchased Receivables during the related Collection Period pursuant to the Receivables Purchase and Sale Agreement	0.00

(vi)	Investment Earnings	1,784.96

(vii)	Servicing Advances	0.00

(viii)	Available Amounts	16,636,356.38

(ix)	Draws on the Reserve Account	0.00

(x)	Total Cash Available in the Collection Account	16,636,356.38

2

Payment Date:	11/24/2015	GE Equipment Transportation LLC
Closing Date:	10/30/2013	SERIES 2013-2
Next Payment Date:	12/24/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	10/25/2021

Permitted Withdrawals from Collection Account

	Total Cash Available in the Collection Account		16,636,356.38

(i)	Amounts deposited in error		0.00

(ii)	Servicing Fee
	Previously accrued but unpaid	0.00
	Current period accrued	219,887.47
	Total amount due	219,887.47
	Total amount paid	219,887.47
	Closing accrued but unpaid	0.00

	Total Servicing Fee Paid		219,887.47

(iii)	Reimbursement of Servicing Advances		0.00

	Total of Permitted Withdrawals		219,887.47

	Total funds in the Note Distribution Account available for distribution		16,416,468.91

3

Payment Date:	11/24/2015	GE Equipment Transportation LLC
Closing Date:	10/30/2013	SERIES 2013-2
Next Payment Date:	12/24/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	10/25/2021

Payments from the Note Distribution Account

1.	Trustee Fees and Expenses Paid	500.00

2.	Administration Fee Paid	250.00

3.	Class A Note Interest Payment	229,646.62

4.	Class A Note Principal where Class A Note balance exceeds Aggregate	0.00
	Receivable Value

5.	Class B Note Interest Payment	37,916.67

6.	Class A & B Note Principal where Class A & B Note balance exceeds	0.00
	Aggregate Receivable Value

7.	Class C Note Interest Payment	46,181.63

8.	Principal Payments on the Notes	15,721,892.27

	(i) Class A Note Principal	0.00
	(ii) Class B Note Principal	0.00
	(iii) Class C Note Principal

9.	50% of Excess Spread Amount as Principal on Notes	190,040.86

10.	Deposit to the Reserve Account, if any	0.00

11.	Previously unpaid trustee fees and expenses	0.00

12.	Released to Issuer	190,040.86

4

Payment Date:	11/24/2015	GE Equipment Transportation LLC
Closing Date:	10/30/2013	SERIES 2013-2
Next Payment Date:	12/24/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	10/25/2021

Note Interest Payment Amounts

Class A-1 Interest Payment Amount

Interest Payment Due	0.00
Interest Paid	0.00
Cumulative Interest Shortfall Amount	0.00

Class A-2 Interest Payment Amount

Interest Payment Due	0.00
Interest Paid	0.00
Cumulative Interest Shortfall Amount	0.00

Class A-3 Interest Payment Amount

Interest Payment Due	114,271.62
Interest Paid	114,271.62
Cumulative Interest Shortfall Amount	0.00

Class A-4 Interest Payment Amount

Interest Payment Due	115,375.00
Interest Paid	115,375.00
Cumulative Interest Shortfall Amount	0.00

Class B Interest Payment Amount

Interest Payment Due	37,916.67
Interest Paid	37,916.67
Cumulative Interest Shortfall Amount	0.00

Class C Interest Payment Amount

Interest Payment Due	46,181.63
Interest Paid	46,181.63
Cumulative Interest Shortfall Amount	0.00

5

Payment Date:	11/24/2015	GE Equipment Transportation LLC
Closing Date:	10/30/2013	SERIES 2013-2
Next Payment Date:	12/24/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	10/25/2021

Note Principal Payment Amounts

Class A-1 Principal Payment Amount
Class A-1 Principal Due	0.00
Class A-1 Principal Paid	0.00
Class A-1 Reallocated Principal Paid	0.00
Class A-1 Turbo Principal Paid	0.00
Class A-1 Total Principal Payment Amount		0.00

Class A-2 Principal Payment Amount
Class A-2 Principal Due	0.00
Class A-2 Principal Paid	0.00
Class A-2 Reallocated Principal Paid	0.00
Class A-2 Turbo Principal Paid	0.00
Class A-2 Total Principal Payment Amount		0.00

Class A-3 Principal Payment Amount
Class A-3 Principal Due	15,721,892.27
Class A-3 Principal Paid	15,721,892.27
Class A-3 Reallocated Principal Paid	0.00
Class A-3 Turbo Principal Paid	190,040.86
Class A-3 Total Principal Payment Amount		15,911,933.13

Class A-4 Principal Payment Amount
Class A-4 Principal Due	0.00
Class A-4 Principal Paid	0.00
Class A-4 Reallocated Principal Paid	0.00
Class A-4 Turbo Principal Paid	0.00
Class A-4 Total Principal Payment Amount		0.00

Class B Principal Payment Amount
Class B Principal Due	0.00
Class B Principal Paid	0.00
Class B Reallocated Principal Paid	0.00
Class B Turbo Principal Paid	0.00
Class B Total Principal Payment Amount		0.00

Class C Principal Payment Amount
Class C Principal Due	0.00
Class C Principal Paid	0.00
Class C Turbo Principal Paid	0.00
Class C Total Principal Payment Amount		0.00

6

Payment Date:	11/24/2015	GE Equipment Transportation LLC
Closing Date:	10/30/2013	SERIES 2013-2
Next Payment Date:	12/24/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	10/25/2021

Reserve Account

			% of	% of
			Current Balance	Original Balance

Initial Reserve Account Deposit		9,602,829.33	2.86%	1.25%

Required Reserve Account Amount

Initial Aggregate Receivable Balance	768,226,346.40

Required Reserve Account Amount		15,364,526.93	4.57%	2.00%

Opening Reserve Account Balance		15,364,526.93	4.57%	2.00%
Withdrawals from the Reserve Account		0.00	0.00%	0.00%
Available Reserve Account Amount		15,364,526.93	4.57%	2.00%

Deposits to the Reserve Account		0.00	0.00%	0.00%

Releases from the Reserve Account		0.00	0.00%	0.00%

Ending Reserve Account Balance		15,364,526.93	4.57%	2.00%

Ending Reserve Account Deficiency		0.00	0.00%	0.00%

Please note Reserve Account Investment Earnings of 1,621.25 have been deposited into Collections

7

Payment Date:	11/24/2015	GE Equipment Transportation LLC
Closing Date:	10/30/2013	SERIES 2013-2
Next Payment Date:	12/24/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	10/25/2021

Collateral Activity

Beginning Aggregate Receivable Balance	351,819,953.57	Overcollateralization:
Principal Collections on Loans	14,388,908.72	Ending Aggregate Receivable Balance	336,098,061.30
Lease Value Payments	619,792.31	Ending Outstanding Principal Balance of Notes	289,714,002.25
Gross Charge-offs	601,486.32	Ending Overcollateralization Amount	46,384,059.05
Total Repurchased Contracts	0.00
Adjustments	111,704.92
Ending Aggregate Receivable Balance	336,098,061.30

Aging Summary

	Number of Accounts	Aggregate Receivable Value
Current	5,126	329,522,093.52
31 - 60 Days Past Due	42	3,072,971.39
61 - 90 Days Past Due	0	0.00
91 - 120 Days Past Due	13	474,041.66
121 - 150 Days Past Due	11	833,185.29
151 - 180 Days Past Due	1	39,204.46
181 or more Days Past Due	18	2,156,564.98
Total	5,211	336,098,061.30

Other Pool Activity

	Beginning	Current Period	Cumulative	Cumulative %

Defaulted Receivables (at the time Receivables became defaulted)	8,409,186.01	1,204,320.72	9,613,506.73	1.2514%

Charge-offs	2,189,975.70	571,986.32	2,761,962.02	0.3595%

Recoveries	183,671.16	416.31	184,087.47	0.0240%

8

Payment Date:	11/24/2015	GE Equipment Transportation LLC
Closing Date:	10/30/2013	SERIES 2013-2
Next Payment Date:	12/24/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	10/25/2021

Historical Detail

Aging Summary

Payment	31-60 Days		61-90 Days		91-120 Days		121-150 Days		151-180 Days		181 + Days			Total
Date	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		# Balance

	42		0		13		11		1		18		85
11/24/2015		3,072,971.39		0.00		474,041.66		833,185.29		39,204.46		2,156,564.98		6,575,967.78

	44		4		13		3		5		18		87
10/26/2015		2,227,534.67		223,701.36		939,191.12		185,318.81		379,579.25		2,339,206.14		6,294,531.35

	13		27		7		6		1		17		71
09/24/2015		694,791.68		1,859,818.95		491,879.72		384,927.89		110,522.85		2,229,770.86		5,771,711.95

	32		2		10		3		7		10		64
08/24/2015		1,864,675.24		73,028.30		865,239.69		262,943.27		998,532.89		1,231,237.97		5,295,657.36

	34		8		2		11		1		9		65
07/24/2015		2,256,575.97		640,819.99		71,760.79		1,369,679.06		18,106.93		1,213,131.04		5,570,073.78

	37		3		17		2		2		15		76
06/24/2015		2,707,884.31		148,182.06		1,819,769.63		149,891.82		403,681.94		1,795,339.13		7,024,748.89

	17		20		6		4		5		10		62
05/26/2015		658,217.92		2,106,409.43		702,838.72		639,629.63		565,667.89		1,015,884.81		5,688,648.40

	34		8		4		7		2		9		64
04/24/2015		2,446,052.12		823,880.73		639,629.63		834,963.88		188,470.56		962,055.32		5,895,052.24

	55		6		8		4		1		10		84
03/24/2015		4,053,059.91		729,881.06		679,640.94		209,816.36		222,292.02		1,066,474.69		6,961,164.98

	13		18		14		3		2		14		64
02/24/2015		1,127,465.09		1,799,023.90		1,182,597.27		78,405.71		284,310.75		1,220,277.01		5,692,079.73

	38		3		6		6		6		11		70
01/26/2015		3,142,909.33		204,741.11		181,022.42		513,169.03		355,456.88		971,193.81		5,368,492.58

	38		8		2		6		1		12		67
12/24/2014		2,746,950.00		655,134.74		124,307.48		355,456.88		32,339.24		1,023,700.77		4,937,889.11

9

Payment Date:	11/24/2015	GE Equipment Transportation LLC
Closing Date:	10/30/2013	SERIES 2013-2
Next Payment Date:	12/24/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	10/25/2021

Historical Detail

Performance Data

Payment	Defaulted			Purchased	Aggregate Receivable	Ending	Lifetime
Date	Receivables	Charge-offs	Recoveries	Amounts	Value	Overcollateralization	CPR

11/24/2015	9,613,506.73	2,761,962.02	184,087.47	2,114,908.53	336,098,061.30	46,384,059.05	9.14%

10/26/2015	8,409,186.01	2,189,975.70	183,671.16	2,114,908.53	351,819,953.57	46,194,018.19	8.94%

09/24/2015	8,142,032.71	2,081,197.20	90,058.06	2,114,908.53	366,411,577.25	45,617,637.39	8.92%

08/24/2015	7,257,217.17	1,829,908.66	87,933.06	2,114,908.53	381,268,420.66	45,093,707.75	8.86%

07/24/2015	7,244,393.90	1,827,887.59	86,035.12	2,114,908.53	398,605,798.20	44,474,418.80	8.54%

06/24/2015	6,150,216.52	1,487,859.46	85,910.12	2,081,254.80	417,508,580.48	43,890,830.38	8.07%

05/26/2015	5,517,267.90	1,363,621.83	40,485.06	2,081,254.80	432,469,730.39	43,235,950.21	8.12%

04/24/2015	5,475,084.27	1,388,166.57	40,360.06	2,081,254.80	447,919,643.93	42,524,567.31	8.12%

- Values above represent cumulative amounts as of the corresponding Payment Date

10

Payment Date:	11/24/2015	GE Equipment Transportation LLC
Closing Date:	10/30/2013	SERIES 2013-2
Next Payment Date:	12/24/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	10/25/2021

Repurchases

	Repurchase Date	Account Number	Purchase Price

Purchase Amount of Receivables determined by Issuer to
be ineligible in accordance with 7.2(b) of the Receivable
Purchase and Sale Agreement

	10/31/2013	V5925037001	139,177.55

	10/31/2013	V5925651001	54,401.26

	10/31/2013	V7755611001	64,238.56

	10/31/2013	V7764389001	21,193.84

	10/31/2013	V7775335001	65,972.83

	10/31/2013	V7777024001	45,646.42

	11/30/2013	V7746605001	82,403.80

	01/31/2014	V7770853001	21,412.89

	05/31/2014	V7763780001	43,907.01

	10/31/2014	V8765047001	37,261.44

	10/31/2014	V8767012001	86,647.09

	10/31/2014	V8768200001	54,863.08

	10/31/2014	V8768200002	54,863.08

	10/31/2014	V8768200003	54,863.08

	10/31/2014	V8768200004	55,209.51

	10/31/2014	V8768200005	54,863.08

	10/31/2014	V8768200006	54,863.08

11

Payment Date:	11/24/2015	GE Equipment Transportation LLC
Closing Date:	10/30/2013	SERIES 2013-2
Next Payment Date:	12/24/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	10/25/2021

	10/31/2014	V8768200007	54,863.08

	10/31/2014	V8768200008	54,863.00

	10/31/2014	V8768297001	40,635.34

	10/31/2014	V8768298001	40,635.34

	10/31/2014	V8768299001	40,635.34

	10/31/2014	V8773734001	89,089.35

	10/31/2014	V8773739001	74,002.88

	10/31/2014	V8778019001	91,921.29

	10/31/2014	V8779387001	13,983.64

	10/31/2014	V8782847001	13,258.35

	10/31/2014	V8782849001	13,545.36

	10/31/2014	V8785008001	109,481.10

	10/31/2014	V8785016002	83,745.50

	10/31/2014	V8789870001	84,621.19

	10/31/2014	V8790245001	110,945.42

	10/31/2014	V9712058001	85,454.32

	10/31/2014	V9712145001	11,922.59

	10/31/2014	V9712149001	17,883.10

	10/31/2014	V9713265001	57,981.01

	06/30/2015	V7766887003	33,653.73

Cumulative Repurchase Amount			2,114,908.54

12

Payment Date:	11/24/2015	GE Equipment Transportation LLC
Closing Date:	10/30/2013	SERIES 2013-2
Next Payment Date:	12/24/2015	STATEMENT TO NOTEHOLDERS
Final Payment Date:	10/25/2021

Top Obligor Information

Obligor Name	Net Receivable Balance
Obligor 1	6,807,015.63
Obligor 2	4,370,921.18
Obligor 3	3,640,617.89
Obligor 4	3,183,445.78
Obligor 5	2,613,056.79
Obligor 6	2,542,117.20
Obligor 7	2,464,054.01
Obligor 8	2,020,422.76
Obligor 9	1,846,012.04
Obligor 10	1,686,795.90
Obligor 11	1,609,203.08
Obligor 12	1,579,035.46
Obligor 13	1,208,211.27
Obligor 14	1,189,703.40
Obligor 15	1,122,334.61
Obligor 16	1,098,696.34
Obligor 17	1,042,006.53
Obligor 18	1,019,732.99
Obligor 19	1,018,029.92
Obligor 20	1,006,569.48

13

Aging Summary By Asset Type

GE Equipment Transportation, L.L.C., Series 2013-2

November 24, 2015

	Aggregate Receivable Value	Nbr Of Accounts	% of Aggregate Receivable Value
Current	313,205,790.62	4,861	93.19%
1 to 30 Past Due	16,316,302.90	265	4.85%
31 to 60 Past Due	3,072,971.39	42	0.91%
61 to 90 Days Delinquent	-	-	0.00%
91 to 120 Days Delinquent	474,041.66	13	0.14%
121 to 150 Days Delinquent	833,185.29	11	0.25%
151 to 180 Days Delinquent	39,204.46	1	0.01%
181 Days Plus Delinquent	2,156,564.98	18	0.64%

Asset Aging Detail	Page 1 of 3	11/23/2015

Loss & Recovery Detail

GE Equipment Transportation, L.L.C., Series 2013-2

November 24, 2015

Pool Aggregate Net Loss Statistics	Amount	Nbr of Accounts
Cumulative:
Gross Charge Offs	3,424,027.29	110
Net Charge Offs	2,761,962.02	110
Recoveries	184,087.47	16
Net Loss	2,577,874.55	110
Defaulted Receivable Balance	9,613,506.73	127
Current Period:
Gross Charge Offs	601,486.32	6
Net Charge Offs	571,986.32	6
Recoveries	416.31	2
Defaulted Receivable Balance	1,204,320.72	6

Average Aggregate Receivable Value:	533,552,284.71	7,576
Aggregate Net Loss Ratio:	0.48%

Average Loss Statistics For Assets Incurring a Loss	Amount	Avg. Loss Rate
Average Gross Chargeoff	29,017.18	38.33%
Average Net Charge Off	23,406.46	30.92%
Average Recovery	1,560.06	2.06%
Average Net Loss	21,846.39	28.86%

Average Receivable Value at the time of Loss or Default	75,696.90

Asset Loss and Recovery Detail	Page 2 of 3	11/23/2015

Defined Terms

Defaulted Receivable: means a receivable with respect to which the related equipment has been repossessed or any portion of the Loan or Lease value is deemed uncollectible (charged off).

Cumulative Gross Chargeoff - Equals the Cumulative credit charge offs of the aggregate Loan or Lease receivable balance at the time the Loan or Lease becomes defaulted, plus any additional losses on the sale of repossessed equipment.

Cumulative Net Chargeoff - Equals the Cumulative Gross Charge off, less any gains on sale from the remarketing of repossessed equipment.

Cumulative Recovery: Collections on defaulted accounts which were written off in a prior period (other than the disposition).

Cumulative Net Loss: Equals the Cumulative Net Chargeoff, less any Cumulative Recoveries.

Charge Off Rate: The ratio of the Gross Charge Off amount over the Aggregate Receivable Balance of the Loan or Lease at the time the Asset was Defaulted.

Average Loss Rate: Average Loss Rate on all assets in the pool that experience a charge off. Average amount charged off divided by the the average receivable value at the time of Default.

Average Net Loss on all assets that have experienced a Net Loss: Cumulative Net Loss divided by the total number of assets that experienced a Net Loss.

Ratio of Aggregate Net Loss: Equals the Cumulative Net Loss amount divided by the Average Aggregate Receivable Value of the pool.

Average Aggregate Receivable Value: Equals the sum of the Ending Aggregate Receivable Balance for each settlement prior to this period's settlement date divided by the total number of settlement periods prior to and the the current settlement period.

Definitions	Page 3 of 3	11/23/2015